Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock GNMA Portfolio
(the “Fund”)
Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses of the Fund,
each dated January 24, 2024, as supplemented to date
On September 13, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Mortgage-Backed Securities Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. All of these changes are expected to become effective on or about January 28, 2025.
Accordingly, effective on or about January 28, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change in the Fund’s Name
All references to “BlackRock GNMA Portfolio” are changed to “BlackRock Mortgage-Backed Securities Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock GNMA Portfolio—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock GNMA Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities (“MBS”) and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Such securities include, but are not limited to, securities issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) as well as other U.S. Government securities.
The Fund may participate in to be announced (“TBA”) transactions. A TBA transaction is a method of trading MBS where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the MBS are delivered in the future, generally 30 days later. The actual pools of MBS delivered in a TBA transaction typically are not determined until two days prior to settlement date.
The Fund measures its performance against the Bloomberg U.S. MBS Index (the “Benchmark”). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the Benchmark.
The Fund makes investments in residential and commercial MBS as well as other asset backed securities.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Change in the Fund’s Benchmark
In the section of the each Summary Prospectus entitled “Key Facts About BlackRock GNMA Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock GNMA Portfolio—Performance Information,” the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index replaced the Bloomberg GNMA Total Return Index Value Unhedged USD as the performance benchmarks against which the Fund measures its performance. The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements. Fund management believes the Bloomberg U.S. MBS Index is relevant to the Fund’s new investment strategies.

BlackRock GNMA Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock GNMA Portfolio
(the “Fund”)
Supplement dated September 25, 2024 to the
Summary Prospectuses and Prospectuses of the Fund,
each dated January 24, 2024, as supplemented to date
On September 13, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Mortgage-Backed Securities Fund” and certain changes to the Fund’s investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. All of these changes are expected to become effective on or about January 28, 2025.
Accordingly, effective on or about January 28, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
Change in the Fund’s Name
All references to “BlackRock GNMA Portfolio” are changed to “BlackRock Mortgage-Backed Securities Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock GNMA Portfolio—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock GNMA Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities (“MBS”) and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Such securities include, but are not limited to, securities issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) as well as other U.S. Government securities.
The Fund may participate in to be announced (“TBA”) transactions. A TBA transaction is a method of trading MBS where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the MBS are delivered in the future, generally 30 days later. The actual pools of MBS delivered in a TBA transaction typically are not determined until two days prior to settlement date.
The Fund measures its performance against the Bloomberg U.S. MBS Index (the “Benchmark”). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the Benchmark.
The Fund makes investments in residential and commercial MBS as well as other asset backed securities.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
Change in the Fund’s Benchmark
In the section of the each Summary Prospectus entitled “Key Facts About BlackRock GNMA Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock GNMA Portfolio—Performance Information,” the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index replaced the Bloomberg GNMA Total Return Index Value Unhedged USD as the performance benchmarks against which the Fund measures its performance. The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements. Fund management believes the Bloomberg U.S. MBS Index is relevant to the Fund’s new investment strategies.